Term Loans	3 Months Ended
Mar. 31, 2013
Bank Debt and Term Loans [Abstract]
TERM LOANS
9.            TERM LOANS

At March 31, 2013 and December 31, 2012 and 2011, term loans consisted of the following:

	March 31	December 31,
	2013	2012	2011
Term loan, UTA, net of debt discount of $0, $0 and $30,013	$-	$-	$744,987

Term loan, MidMarket Capital, net of debt discount of $172,934, $182,631 and $0	14,664,566	14,817,369	-

Convertible promissory notes, unsecured, matured in December 2012, unsecured	-	27,500	-

Promissory notes, unsecured, matured in October 2012	175,000	195,000	-

Promissory notes, secured, maturing in December 2018	44,491	53,396	-

8% convertible promissory notes, unsecured, maturing in November 2011 and March 2013	-	-	112,500

Promissory note with equity component, due on demand, non-interest bearing, due June 2011, with 8,000 common shares equity component	-	-	8,000

18% convertible promissory note maturing in January 2013	-	210,000	-

Promissory note, unsecured, non-interest bearing due July 2011, with 16,000 common shares equity component	9,500	9,500	39,500

Promissory note, unsecured, 15% interest, maturing in June 2013	100,000	-	-

Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012	200,000	200,000	200,000
	15,193,557	15,512,765	1,104,987
Less: Current portion of term loans	(3,666,491)	(3,632,528)	(1,104,987)

Long-term portion term loans, net of debt discount	$11,527,066	$11,880,237	$-

Future annual payments are as follows:
Year ending December 31,
2013	$1,465,179
2014	1,473,179
2015	2,123,179
2016	3,585,679
2017	6,865,549
Total	$15,512,765

Note Payable- UTA

On August 6, 2010, UTA Capital LLC (“UTA”) provided a working capital loan to the Company, the parent company of Digital, with Digital also as an additional borrower.  The loan was evidenced by a Note and Warrant Purchase Agreement dated August 6, 2010 among the Company, Digital and UTA.  Under the agreement, the borrowers delivered two senior bridge notes in the amount of $1 million each, for an aggregate principal amount of $2 million.  The notes were each one-year amortized term notes bearing interest at 10% per annum.  The Company received an initial draw from the first $1 million note of $960,000 net of fees on August 6, 2010, which was recorded as an investment contribution by the Company in Digital.

Additionally, the Company issued to UTA warrants to purchase 16% of the Company’s common stock on a fully-diluted basis, up to a maximum of 167,619 shares of common stock of the Company, which were exercisable at $18.75 per share and provided for cashless exercise.  The Company has evaluated the anti-dilution provision and deemed its impact to be immaterial. The relative fair value of the warrants was calculated using the Black-Scholes Option Valuation Model.  This amount, totaling approximately $872,311, has been recorded as a derivative liability and debt discount and charged to interest expense over the life of the promissory note. The UTA warrants do not meet the criteria to be classified as equity in accordance with ASC 815-40-15-7D and are classified as derivative liabilities at fair value and should be marked to market since they are not indexed to the Company’s stock as the settlement amount is not fixed due to the variability of the number of warrants to be issued.  The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption (change in fair value of derivative instruments.)

On February 14, 2011, the Company and UTA entered into First Loan Extension and Modification Agreements (the “Modification Agreement”) in connection with the Company’s existing note payable, which had a balance of $775,000 at December 31, 2010.  The Modification Agreement provided for an extension of the original maturity date of the note from August 6, 2011 to September 30, 2011. In exchange for consenting to the Modification Agreement, UTA was granted 10,257 shares of the Company’s common stock, which had a fair value of $153,850 and was recorded as a debt discount. Additionally, as additional consideration for the Company’s failure to satisfy a certain covenant in the loan agreement, UTA was granted 4,000 shares of the Company’s common stock, which was recorded as penalty paid to UTA and recorded as an expense.  As of December 31, 2011, these two additional grants of shares had not been physically issued.  However, such shares are reflected on the accompanying financial statements as if issued.  This amendment was accounted for as an extinguishment and therefore the unamortized deferred loan costs of $53,848, debt discount from the original agreement of $509,849 and debt discount from this amendment of $153,850 were expensed. At March 31, 2013 and December 31, 2012 and 2011, the number of common stock issuable upon the exercise of the warrants was 0, 0 and 578,566, respectively.

On June 25, 2011, the Company and UTA entered into Second Loan Extension and Modification Agreements (“Second Modification Agreement”).  The Second Modification Agreement provided for:

a)	An extension of the original maturity date of the note from August 6, 2011 to July 31, 2012;

b)	A continuation of the interest rate of 10% per annum for the remainder of the loan;

c)
After August 11, 2011, all monthly cash receipts from purchase orders financed pursuant to the agreement entered into on June 30, 2011 between the Company and Tekmark, after reduction for payroll expenses and fees paid to Tekmark relating to the Tekmark financing, were to be distributed at the end of each month in the following order of priority:

i.
On August 31, 2011 and September 30, 2011, the first $50,000 to the Company and $35,000 to UTA as a reduction of principal, and of any remaining balance, 40% to the Company and 60% to UTA as a reduction of principal.

ii.
On October 31, 2011 and November 30, 2011, and on the last day of each following month, the first $50,000 to the Company and $50,000 to UTA as a reduction of principal, and of any remaining balance 50% to the Company and 50% to UTA as a reduction of principal.

d)
Monthly, commencing in January 2012, at each month end in which the Company had consolidated gross revenues of $500,000 or more, the Company was required to pay UTA as a reduction of principal, the greater of $50,000 or 10% of the gross consolidated revenues for such month.

The Second Modification Agreement also provided for certain repayments of the loan in the event the Company secured additional equity and/or debt financing.  Additionally, in exchange for consenting to the Second Modification Agreement, UTA was issued 2,340 shares of the Company’s common stock; and a continuing provision of additional shares to be issued to UTA to enable UTA to maintain ownership of 1% of the Company’s total outstanding shares until the loan was repaid.  The additional shares of common stock were recorded and valued at the fair market price of $43,866 on their date of issue as a debt discount cost and were charged to loan cost expense over the remaining period of the loan. This amendment was accounted for a as a loan modification.

On December 28, 2011, the Company and UTA entered into the Third Loan Extension and Modification Agreements (“Third Modification Agreement”) in connection with the Company’s existing note payable, which had a balance of $775,000 at December 31, 2011. The Third Modification Agreement provided for:

a)	An extension of the original maturity date of the note from August 6, 2011 to January 31, 2013;

b)	A continuation in interest rate of 10% per annum for the remainder of the loan;

c)
Commencing in January 2012, at each month end in which the Company had consolidated gross revenues of $800,000 or more, the Company was required to pay UTA as a reduction of principal 5% of the gross consolidated revenues of the Company; and

d)
A termination of the loan repayment requirements resulting from the Tekmark financing pursuant to the Second Loan Extension, as described above, as it pertains to Tekmark financing on business with Verizon Wireless or Verizon Communications.

The Third Modification Agreement also provided for certain repayments of the loan in the event the Company secured additional equity and/or debt financing. In exchange for consenting to the Third Modification Agreement, the Company made a $25,000 principal payment on the loan and adjusted the warrant in accordance with the anti-dilution provision. This amendment was accounted for as a loan modification.  The warrant was valued under the Black Scholes option Valuation Method at $4,611 and recorded as a debt discount and derivative liability.

The remaining balance of the loan in the amount of $750,000 was paid on full on September 17, 2012.  On September 6, 2012, the Company issued to UTA 208,759 shares of common stock in consideration for its cancellation of the warrants issued to UTA.  The resulting charge was recorded as interest expense.

Term Loan – MidMarket Capital
On September 17, 2012, the Company entered into a Loan and Security Agreement with the lenders referred to therein (the “Lenders”), MidMarket Capital Partners, LLC, as agent for the Lenders (the “Agent”), and certain subsidiaries of the Company as guarantors (the “Loan Agreement”).  Pursuant to the loan agreement, the Lenders provided the Company senior secured first lien term loans in an aggregate amount of $13,000,000 (the “Term Loans”).  A portion of the proceeds of the Term Loans were used to finance the acquisitions of the ADEX Entities and TNS, to repay certain outstanding indebtedness (including all indebtedness owed to  UTA) and to pay fees, costs and other expenses related thereto.  The remainder of the Term Loan may be used by the Company to finance certain other acquisitions (“Potential Acquisitions”) and for working capital and long-term financing needs.

The Term Loans mature on September 17, 2017, provided that if the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014. If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan. The Company completed the acquisition of Environmental Remediation and Financial Services on December 17, 2012 and this covenant became void.

In connection with the Term Loans, deferred loan costs of $1,800,051 were recorded.  These costs are being amortized over the life of the loan using the effective interest method.

Interest on the Term Loans accrues at the rate of 12% per annum.

Subject to certain exceptions, all obligations of the Company under the Term Loans are unconditionally guaranteed by each of the Company’s existing and subsequently acquired or organized direct and indirect domestic subsidiaries (the “Guarantors”) pursuant to the terms of a Guaranty and Suretyship Agreement dated as of September 17, 2012, by RM Leasing and Tropical, both wholly-owned subsidiaries of the Company,  in favor of the Agent (the “Guaranty”), as supplemented by an Assumption and Joinder Agreement dated as of September 17, 2012 by and among the Company, ADEX, TNS and the Agent (the “Joinder”).  Pursuant to the terms of the Loan Agreement, the Guaranty (as supplemented by the Joinder) and a Pledge Agreement dated as of September 17, 2012 by the Company in favor of the Agent, the obligation of the Company and the Guarantors in respect of the Term Loans are secured by a first priority security interest in substantially all of the assets of the Company and the Guarantors, subject to certain customary exceptions.

The Term Loans are subject to certain representations and warranties, affirmative covenants, negative covenants, financial covenants and conditions.  The Term Loans also contain events of default, including, but not limited to, the failure to make payments of interest or premium, if any, on, or principal under the Term Loans, the failure to comply with certain covenants and agreements specified in the Loan Agreement and other loan documents entered into in connection therewith for a period of time after notice has been provided, the acceleration of certain other indebtedness resulting from the failure to pay principal on such other indebtedness, certain events of insolvency and the occurrence of any event, development or condition which has had or could reasonably be expected to have a material adverse effect.  If any event a default occurs, the principal, premium, if any, interest and any other monetary obligations on all the then-outstanding amounts under the Term Loans may become due and payable immediately.

Pursuant to the Loan Agreement, the Company issued warrants to the Lenders (the “Warrants”), which entitle the Lenders to purchase a number of shares of common stock equal to 10% of the fully-diluted shares of the common stock of the Company on the date on which the Warrants first became exercisable, which was December 6, 2012.  The Warrants were amended on November 13, 2012 as part of the First Amendment to the Loan Agreement.  At that time, the Warrants were increased from the right to purchase 10% of the fully-diluted shares to the right to purchase 11.5% of the fully-diluted shares. The Warrants have an exercise price of $1.25 per share, subject to adjustment as set forth in the Warrants, and will expire on September 17, 2014, but are subject to extension until certain financial performance targets are met.  The Warrants have anti-dilution rights in connection with the exercise price.  The fair value of the anti-dilution rights is immaterial.  If the Company issues stock, warrants or options at a price below the $1.25 per share exercise price of the Warrants, the exercise price of the Warrants resets to the lower price.  As of March 8, 2013, the Lenders had not required the Company to exercise the Warrants. The Warrants meet the criteria in accordance with ASC 480 to be classified as liabilities since there is a put feature that requires the Company to repurchase the Warrants. The derivative liability associated with this debt will be revalued each reporting period and the increase or decrease will be recorded to the consolidated statement of operations under the caption "change in fair value of derivative instruments."

On September 17, 2012, when the Warrants were issued, the Company recorded a derivative liability in the amount of $193,944.  The amount was recorded as a debt discount and is being amortized over the life of the Term Loan. Pursuant to the second amendment to the MidMarket Loan Agreement dated March 22, 2013, the aggregate number of shares of common stock issuable upon exercise of such warrants was set at 749,542 shares. The amount of the derivative liability was computed by using the Black Scholes Option Valuation Method to determine the value of the Warrants issued.  The Company used the following assumptions to determine the fair value of the Warrants at the original measurement date of September 17, 2012 and at December 31, 2012. The underlying security price (fair value of shares of common stock) was $0.0018 and $0.0017 at September 17, 2012 and December 31, 2012, respectively. The exercise price at each date was $1.25 based on the terms set forth in the Warrant.  The historical volatility was estimated at 109% and 112%, respectively, based on historically volatility of other public comparisons. The selected term was 2 years and 1.7 years, respectively, which correlates to the time to expiration.  The risk free rate was estimated at 0.23% and 0.25%, respectively, based on the 2-year treasury rate which was closest to the selected term at each date. At March 31, 2013 and December 31, 2012, the number of shares of common stock issuable upon exercise of the Warrants was 749,542 and 6,007,529, respectively.

Pursuant to the Loan Agreement, the Company has covenants that must be maintained in order for the loan to not be in default.  The covenants were as follows in the original Loan Agreement:

(A) Minimum Liquidity. Liquidity shall not be less than the amount set forth below, to be maintained at all times during and at the end of each period specified below:

Periods	Liquidity
Closing Date through December 31, 2012	$1,000,000
January 1, 2013 through March 31, 2013	$1,500,000
April 1, 2013 through June 30, 2013	$2,000,000
July 1, 2013 through September 30, 2013	$2,500,000
October 1, 2013 and at all times thereafter	$3,000,000

(B) Capital Expenditures. Capital Expenditures (whether or not financed) shall not exceed the amounts specified below for the periods specified below:

Periods	Capital Expenditures
Closing Date through December 31, 2012	$100,000
Closing Date through March 31, 2013	$200,000
Closing Date through June 30, 2013	$300,000
Four fiscal quarters ending on September 30, 2013	$400,000
Four fiscal quarters ending on each of December 31, 2013 and December 31, 2014	$500,000
Four fiscal quarters ending on each of March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015	$600,000
Four fiscal quarters ending on March 31, 2016, and each consecutive period of four fiscal quarters thereafter	$700,000

(C) Fixed Charge Coverage Ratio. The Fixed Charge Coverage Ratio shall be not less than 2.00 to 1.00 as of the end of each fiscal quarter, commencing with the fiscal quarter ending on December 31, 2012, in each case for the trailing period of four (4) consecutive fiscal quarters then ended, provided that, for purposes of calculating compliance with this covenant, with respect to Debt Payments for the fiscal quarter ending on December 31, 2012, the two fiscal quarters ending on March 31, 2013 and the three fiscal quarters ending on June 30, 2013 such Debt Payments shall be annualized by multiplying such Debt Payments by a factor of 4, 2 and 1.33, respectively.

(D) Total Debt Leverage Ratio. The Total Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Total Debt Leverage Ratio
December 31, 2012	3.50 to 1.00
March 31, 2013	3.50 to 1.00
June 30, 2013	3.00 to 1.00
September 30, 2013	2.75 to 1.00
December 31, 2013	2.50 to 1.00
March 31, 2014	2.25 to 1.00
June 30, 2014	2.00 to 1.00
September 30, 2014	1.75 to 1.00
December 31, 2014	1.75 to 1.00
March 31, 2015	1.50 to 1.00
June 30, 2015	1.40 to 1.00
September 30, 2015	1.30 to 1.00
December 31, 2015	1.20 to 1.00
March 31, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

(E) Senior Debt Leverage Ratio. The Senior Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Senior Debt Leverage Ratio
December 31, 2012	2.60 to 1.00
March 31, 2013	2.60 to 1.00
June 30, 2013	2.40 to 1.00
September 30, 2013	2.20 to 1.00
December 31, 2013	2.00 to 1.00
March 31, 2014	1.80 to 1.00
June 30, 2014	1.60 to 1.00
September 30, 2014	1.50 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.30 to 1.00
June 30, 2015	1.20 to 1.00
September 30, 2015	1.10 to 1.00
December 31, 2015 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

On November 13, 2012, the Company and the Agent entered into the First Amendment to the Loan Agreement, pursuant to which an additional $2,000,000 was loaned to the Company.  In addition, an additional $60,000 was added as deferred loan cost, and an additional $191,912 was expensed.  This amendment was accounted for as a modification.

As of December 31, 2012, the Company was in breach of certain financial covenants under the Loan Agreement, which resulted in events of default under the Loan Agreement.   On March 22, 2013, the Company and its subsidiaries entered into the second amendment to the Loan Agreement with the Lenders and the Agent pursuant to which, among other agreements, all of the existing events of default by the Company were waived and the financial covenants that gave rise to certain of the events of default were amended as follows (defined terms are as defined in the Loan Agreement):

(i)           Minimum Liquidity.  As amended, Liquidity shall not be less than the amount set forth below, to be maintained at all times during and at the end of each period specified below:

Periods	Liquidity
September 17, 2012 through November 13, 2012	$200,000
November 13, 2012 through December 31, 2012	$1,000,000
January 1, 2013 through March 22, 2013	$1,500,000
March 22, 2013 through June 30, 2013	$200,000
July 1, 2013 through September 30, 2013	$1,500,000
October 1, 2013 through December 31, 2013	$2,000,000
January 1, 2014 through March 31, 2014	$2,500,000
April 1, 2014 and at all times thereafter	$3,000,000

(ii)          Capital Expenditures.  As amended, Capital Expenditures (whether or not financed) shall not exceed $500,000 for the four fiscal quarters ending on each of December 31, 2013, March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014.

(iii)         Fixed Charge Coverage Ratio.  As amended, the Fixed Charge Coverage Ratio as of the end of each fiscal quarter, in each case for the trailing period of four (4) consecutive fiscal quarters then ended, shall be not less than the ratio set forth below opposite the last day of each fiscal quarter set forth below, provided that, for purposes of calculating compliance with this covenant, with respect to Debt Payments for the fiscal quarter ended on December 31, 2012, the two fiscal quarters ending on March 31, 2013 and the three fiscal quarters ending on June 30, 2013, such Debt Payments shall be annualized by multiplying such Debt Payments by a factor of 4, 2 and 1.33, respectively:

Period Ending On	Fixed Charge Coverage Ratio
March 31, 2013	1.05 to 1.00
June 30, 2013	1.05 to 1.00
September 30, 2013	1.15 to 1.00
December 31, 2013	1.20 to 1.00
March 31, 2014	1.25 to 1.00
June 30, 2014	1.30 to 1.00
September 30, 2014	1.35 to 1.00
December 31, 2014	1.40 to 1.00
March 31, 2015	1.45 to 1.00
June 30, 2015	1.50 to 1.00
September 30, 2015	1.60 to 1.00
December 31, 2015	1.70 to 1.00
March 31, 2016	1.80 to 1.00
June 30, 2016	1.90 to 1.00
September 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

(iv)         Total Debt Leverage Ratio.  As amended, the Total Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Total Debt Leverage Ratio
March 31, 2013	7.25 to 1.00
June 30, 2013	6.50 to 1.00
September 30, 2013	5.50 to 1.00
December 31, 2013	5.00 to 1.00
March 31, 2014	4.75 to 1.00
June 30, 2014	4.50 to 1.00
September 30, 2014	4.25 to 1.00
December 31, 2014	3.75 to 1.00
March 31, 2015	3.50 to 1.00
June 30, 2015	3.25 to 1.00
September 30, 2015	2.75 to 1.00
December 31, 2015	2.50 to 1.00
March 31, 2016	2.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	2.00 to 1.00

(v)           Senior Debt Leverage Ratio.  As amended, the Senior Debt Leverage Ratio shall not be greater than the levels specified below as of the end of, and for, each period indicated below, with Adjusted EBITDA measured for the trailing period of four (4) consecutive fiscal quarters then ended:

Period Ending On	Senior Debt Leverage Ratio
March 31, 2013	5.10 to 1.00
June 30, 2013	5.00 to 1.00
September 30, 2013	4.50 to 1.00
December 31, 2013	3.50 to 1.00
March 31, 2014	3.25 to 1.00
June 30, 2014	3.00 to 1.00
September 30, 2014	2.75 to 1.00
December 31, 2014	2.50 to 1.00
March 31, 2015	2.25 to 1.00
June 30, 2015	2.00 to 1.00
September 30, 2015	1.75 to 1.00
December 31, 2015	1.50 to 1.00
March 31, 2016	1.25 to 1.00
June 30, 2016 and the last day of each succeeding fiscal quarter thereafter	1.00 to 1.00

The following table summarizes the repayment obligations of the MidMarket Term Loan for the dates and periods indicated:

March 31, 2013	$162,500
June 30, 2013	162,500
September 30, 2013	162,500
November 14, 2013	2,000,000
December 31, 2013	325,000
2014	1,462,500
2015	2,112,500
2016	3,575,000
2017	4,875,000
Total	$14,837,500

The Company’s obligations under the Loan Agreement, as amended, are secured by all of the Company’s assets.

Interest expense on the Term Loan was $445,125 in the three months ended March 31, 2013 and $491,943 in the year ended December 31,  2012.

As of March 31, 2013, the Company was in compliance with the amended covenants in the Loan Agreement.

Convertible Promissory Notes, Unsecured.

In June 2012, the Company issued an 8% convertible promissory note in the principal amount of $27,500 that bore interest at the rate of 8% per annum and matured in December 2012.  This note was convertible into common stock of the Company, at the holder’s option, at a conversion price equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.  As of December 31, 2012, this note was still outstanding.  In January 2013, this note was converted into 28,826 shares of common stock.  During 2012, the Company recognized $1,100 of interest expense on this note.

Promissory Note, unsecured

In September 2012, the Company issued a promissory note in the principal amount of $530,000 to Wellington Shields & Co.  This note bore interest at the lowest rate permitted by law unless the Company was in default on repayment, at which time the note bore interest at the rate of 18% per annum.  This note was due in October 2012 and the Company was in default and accruing interest at the higher amount. During 2012, the Company recorded interest expense of $28,090 on this note. The amount outstanding as of March 31, 2013 and December 31, 2012 was $175,000 and $195,000, respectively. This note has since been paid in full as of May 2, 2013 and the Company has received a general release from Wellington Shields & Co.

8% Convertible Promissory Notes

Between February and September 2011, the Company issued five 8% convertible promissory notes in the aggregate principal amount of $197,500.  These notes bore interest at the rate of 8% per annum and matured between November 2011 and June 2012.  The principal and interest of these notes was convertible into common stock of the Company, at the holder’s option, at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.  As of December 31, 2012, there were no amounts outstanding on these notes. During the years ended December 31, 2012 and 2011, the Company recognized $187,029 and $90,099 of interest expense on the notes. The lender was issued 177,270 and 117,386 shares during the years ended December 31, 2012 and 2011, respectively, in connection with the conversion of the debt.

Promissory Note with Equity Component

On May 11, 2011, the Company issued a promissory note in the principal amount of $25,000.  In connection with the issuance of this promissory note, the Company issued to the lender 8,000 shares of the Company’s common stock.  This promissory note bore no interest. This promissory note was due in June 2011, and was considered in default at December 31, 2011.  This promissory note had a principal balance of $8,000 as of December 31, 2011 and $0 on December 31, 2012. This note was repaid in January 2012.

18% Convertible Promissory Note

In July 2012, the Company issued an 18% convertible promissory note in the principal amount of $210,000, which matured in January 2013, and is still outstanding.  The principal of and interest on this note are convertible, at the holder’s option, into the Company’s common stock at a rate equal to 50% of the average of the three lowest closing prices of the common stock within the 10-day period prior to the conversion date.  During March 2013, the holder expressed that they will be converting into common stock of the Company. During 2012, the Company recognized interest expense of $11,130 on this note. During March 2013, the note was converted into 146,334 shares of common stock.

Promissory Note, Unsecured

On May 26, 2011, the Company issued a promissory note in the principal amount of $50,000.  In connection with the issuance of this promissory note, the Company issued to the lender 16,000 shares of the Company’s common stock.  This note bore no interest until the occurrence of an event of default, at which time the note was to bear interest at the rate of 18% per annum on the remaining balance.  This note was due in June 2011, and is considered in default.  This note had a principal balance of $9,500, $9,500 and $39,500 as of March 31, 2013 and December 31, 2012 and 2011, respectively. The Company recorded interest expense of $450 and $0 in the three months ended March 31, 2013 and 2012, respectively, and $15,689 and $0 in the years ended December 31, 2012 and 2011, respectively.

Acquisition Promissory Note

On December 29, 2011, the Company acquired substantially all of the assets and assumed certain liabilities of RM Engineering.  Upon its acquisition of RM Engineering, the Company assumed unsecured, non-interest bearing acquisition promissory notes to former shareholders of RM Engineering due in March and June 2012. As of December 31, 2012, these notes were in default. As of March 31, 2013 and December 31, 2012 and 2011, these notes had a principal balance of $200,000.  The Company recorded no interest expense in 2012 or 2011 on these notes.

15% Promissory Note, Unsecured

In March 2013, the Company issued a promissory note to Frank Jadevaia in the amount of $100,000.  This note bears interest at the rate of 15% per annum and was due in April 2013. The holder of the note has agreed to extend the due date of the note to June 2013.